Jody M. Walker
                             Attorney At Law
                         7841 South Garfield Way
                          Centennial, CO 80122
303-850-7637 telephone  jmwalker85@earthlink.net 303-482-2731 facsimile

May 13, 2011

Division of Corporation Finance
Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

Re:  Strategic Dental Management Corp.
     Registration Statement on Form S-1
     Filed February 8, 2011
     File No. 333-172110

Gentlemen:

We have reviewed the Securities and Exchange Commission's recent comment letter and have provided the following responses.

Risk Factors
"Our officers have no experience in running multiple dental offices..."
1. We note your response to our prior comment 10. Please delete the first sentence of this risk factor and also remove the disclosure concerning the increase in production at SofTouch Dental in the send sentence. It is not appropriate for a risk fact disclosure to include statements that serve to mitigate the risk described.

The risk factor has been revised as follows to remove the mitigating language.

Although our officers have successfully run a single dental practice, they are not experienced in running several practices simultaneously. Our current officers have effective control over all decisions regarding both policy and operations of our operations with no oversight from other management. Our success is contingent upon the ability of these individuals to make appropriate business decisions in these areas. However, our officers have no experience in operating multiple dental practices. It is possible that this lack of relevant operational experience could prevent us from becoming a profitable business.

"Our officers have other business activities...
2. Please revise the heading of this risk factor to make clear, if true, that your officers may compete directly with the activities of the registrant.

Business Strategy
3. We note your response to our prior comment 24. Please clarify whether you are referring to SofTouch Dental LLC when you cite to the "officers" dental practice growth results," clarify what you are referring to specifically by the "results achieved while consulting," and explain the methodology you used to derive the registrant's monthly and annual projections from these results.


      The disclosure has been clarified as follows

The projections above are based upon SofTouch Dental's practice growth results and results achieved while consulting for other dental practices with the last 2 years. Results were extrapolated from the actual growth achieved by SofTouch Dental within the first 2 years the officers purchased and started running the company. In addition, results include the revenue generated by companies that the officer's consulted with and the growth seen by those companies over a 2 year period.

Thank you for your time and consideration in this matter. Please do not hesitate to contact me if you have any questions regarding the above.

Very truly yours,

/s/Jody M. Walker
------------------------
Jody M. Walker
Attorney At Law